Supplemental Condensed Statements of Combined Consolidated Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
REVENUES
Affiliate	$ 98,052	[1]	$ 50,583
Third-party	11,049	[1]	7,297
Total Revenues	109,101	[1]	57,880
COSTS AND EXPENSES
Operating and maintenance expenses	52,683	[1]	38,636
Imbalance settlement gains	(7,691)	[1]	(5,493)
Depreciation and amortization expenses	9,123	[1]	8,449
General and administrative expenses	11,558	[1]	5,998
Loss on asset disposals	257	[1]	26
Total Costs and Expenses	65,930	[1]	47,616
OPERATING INCOME (LOSS)	43,171	[1]	10,264
Interest and financing costs, net	(3,360)	[1]	(1,062)
NET INCOME (LOSS)	39,811	[1]	9,202
Less: Loss attributable to Predecessors	(408)	[1]	(13,820)
Net income attributable to partners	40,219	[1]	23,022
Less: General partner's interest in net income, including incentive distribution rights	1,436	[1]	460
Limited partners' interest in net income	$ 38,783	[1]	$ 22,562
Net income per limited partner unit:
Common - basic (dollars per unit)	$ 1.34	[1]	$ 0.74
Common - diluted (dollars per unit)	$ 1.33	[1]	$ 0.74
Subordinated - basic and diluted (dollars per unit)	$ 1.19	[1]	$ 0.74
Weighted average limited partner units outstanding:
Common units - basic (units)	15,424,700		15,254,890
Common units - diluted (units)	15,513,252		15,286,170
Subordinated units - basic and diluted (units)	15,254,890		15,254,890
Cash distributions per unit (dollars per unit)	$ 1.2425		$ 0.5948

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.